Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 3, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Attention: File Room

Re:	Variable Insurance Products Fund IV (the trust):
Consumer Industries Portfolio
Cyclical Industries Portfolio
Financial Services Portfolio
Growth Stock Portfolio
Health Care Portfolio
International Capital Appreciation Portfolio
Natural Resources Portfolio
Real Estate Portfolio
Stragetic Income Portfolio
Technology Portfolio
Telecommunications & Utilities Growth Portfolio
Value Leaders Portfolio (the funds)
File Nos. 002-84130 and 811-03759

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Eric D. Roiter
Eric D. Roiter
Secretary